Current Liabilities	3 Months Ended
Sep. 30, 2023
Current Liabilities [Abstract]
CURRENT LIABILITIES

NOTE 9. CURRENT LIABILITIES

Other Current Liabilities

Other Current Liabilities as mentioned in the below table includes short term Liabilities — Payable to Quality International, lease liabilities, short term bank borrowings and other miscellaneous Liabilities.

Other Current Liabilities	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Lease Liabilities	333,515	835,943	1,156,359
Accrued Interest on Convertible note	117,572	77,093	—
Payable to the shareholders of the Subsidiary Quality International	75,500,000	80,500,000	82,000,000
Short term borrowings	5,033,333
Misc. Liabilities*	63,600	23,500	104,841
Total	$81,048,020	$81,436,536	$83,261,200

Loan Payable amounting to $75,500,000 as per September 30, 2023, and $80,500,000 as per June 30, 2023, respectively, is the liability of the company on account of acquisition of subsidiary. The same is payable in tranches to Quality International as a part of purchase consideration.

On July 27, 2023, our Company borrowed from Mahavir Investments Limited, the principal amount of $3,000,000 (the “Mahavir Loan”). The Mahavir Loan bears interest at 20% per annum and is payable in nine tranches. We have the right to prepay the Mahavir Loan at any time. The loan matures on April 30, 2024. The $3,000,000 was paid to Quality International as tranche payment of the amended purchase agreement.

On August 25, 2023, the Company issued to Artelliq Software Trading 6,410,971 shares of our common stock for $2,000,000 pursuant to a share purchase and buy back agreement signed on August 21, 2023. The $2,000,000 was paid to Quality International as tranche payment of the amended purchase agreement.

Short term Borrowings amounting to $18,911,641 as of June 30, 2023, and $19,055,041 as of September 30, 2023, respectively, is the current portion of bank borrowings, which correspond to our subsidiary Quality International. The short-term bank borrowings will be paid off with the fixed amount of $35,500,000 of the purchase consideration belonging to Quality International which is outstanding as of June 30, 2023, according to the signed Share Purchase Agreement filed as an exhibit to this registration statement.

The Company intends to fund the obligations for acquisitions such as Quality International Co Ltd FZC, through an upcoming registration statement. Following the uplist to NYSE American, QIND plans to file an S-1 Registration Statement to fund the remaining cash obligations for its current acquisition.

As per the applicable accounting standards, Borrowings from financial institutions have been bifurcated into current and non-Current liabilities.

Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
Accounts Payable	48,985,895	41,009,707	21,433,172
Accrued Liabilities	1,206,547	2,289,614	11,035,066
Total	$50,192,442	$43,299,321	$32,468,238